Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	13.48%	18.05%	(5.22%)	8.87%	7.73%	13.05%